Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows provided by Operating Activities:
Net income	$ 21,616	$ 34,083
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of deferred charges (Note 6)	6,600	7,465
Amortization of deferred financing costs	55	124
Financing costs	0	340
Changes in fair value of warrants' liability	(10)	(966)
Amortization of prepaid charter revenue	0	54
Compensation cost on restricted stock and stock option awards (Note 9)	0	26
(Increase) / Decrease in:
Accounts receivable	4,200	61
Deferred voyage expenses	0	20
Inventories	1,601	2,327
Prepaid expenses and other assets	541	705
Right of use asset under operating leases	40	36
Other non-current assets	0	72
Increase / (Decrease) in:
Accounts payable, trade and other	(2,280)	(2,228)
Due to related parties	311	(37)
Accrued liabilities	(1,243)	(839)
Deferred revenue	0	511
Other liabilities, non-current	302	25
Lease liabilities under operating leases	(40)	(36)
Drydock costs	0	(934)
Net Cash provided by Operating Activities	31,693	40,809
Cash Flows used in Investing Activities:
Advances for vessels under construction and other vessel costs (Note 5)	(32,685)	(10,975)
Payments for vessels' improvements (Note 6)	0	(510)
Property and equipment additions	(5)	(26)
Net Cash used in Investing Activities	(32,690)	(11,511)
Cash Flows (used in) / provided by Financing Activities:
Repayments of long-term bank debt (Note 7)	(3,766)	(8,494)
Issuance of common stock and warrants, net of issuance costs	0	11,438
Proceeds from exercise of Series B warrants	157	0
Issuance of preferred stock, net of expenses	0	482
Common shares re-purchase and retirement, including expenses	0	(1,437)
Issuance of common stock under ATM program, net of issuance costs (Note 9)	0	673
Cash dividends (Note 10)	(917)	(951)
Net Cash (used in) / provided by Financing Activities	(4,526)	1,711
Net (decrease) / increase in cash, cash equivalents and restricted cash	(5,523)	31,009
Cash, cash equivalents and restricted cash at beginning of the year	68,267	39,726
Cash, cash equivalents and restricted cash at the end of the period	62,744	70,735
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at the end of the period	61,744	69,735
Restricted cash at the end of the period	1,000	1,000
Cash, cash equivalents and restricted cash at the end of the period	62,744	70,735
SUPPLEMENTAL CASH FLOW INFORMATION
Alternative cashless exercise of Series A Warrants	0	2,689
Interest payments, net of capitalized amounts	$ 1,879	$ 4,421